                                   SUPPLEMENT
                              DATED AUGUST 23, 2006
    TO THE CLASS A, CLASS B AND CLASS C SHARES PROSPECTUS (THE "PROSPECTUS")
             FOR THE HARTFORD ALLOCATION FUNDS, DATED MARCH 1, 2006
                        (AS SUPPLEMENTED MARCH 15, 2006)

This supplement amends the Prospectus of The Hartford Allocation Funds dated March 1, 2006 (as supplemented March 15, 2006).

MANAGEMENT FEE REDUCTIONS AND EXPENSE CAPS

At a meeting held on August 1-2, 2006, the Board of Directors of The Hartford Mutual Funds, Inc. (the "Company") approved the continuation of the management agreement between the Company and Hartford Investment Financial Services, LLC ("HIFSCO"), the Funds' investment manager. In connection with this approval, HIFSCO agreed to reduce the contractual management fee for certain Funds and to voluntarily implement expense caps with respect to certain Funds. Accordingly, the following changes are being made to the Prospectus:

THE HARTFORD AGGRESSIVE GROWTH ALLOCATION FUND

Effective November 1, 2006, HIFSCO has permanently reduced its management fee schedule for this fund. In addition, the current voluntary cap on total annual operating expenses is being lowered. Accordingly, effective November 1, 2006, under the heading "The Hartford Aggressive Growth Allocation Fund, Your Expenses," on page 7 of the Prospectus, the Shareholder Fees and Annual Operating Expenses table and the footnotes attached thereto, as well as the expense examples, are deleted and replaced with the following:

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fund will indirectly bear a pro rata share of fees and expenses incurred by the Underlying Funds in which the fund is invested. The fund's pro rata portion of the cumulative expenses charged by the Underlying Funds is listed in the table below and is calculated as a percentage of the fund's average net assets. The pro rata portion of the cumulative expenses may be higher or lower depending on the allocation of the fund's assets among the Underlying Funds and the actual expenses of the Underlying Funds.

                                                             CLASS A   CLASS B   CLASS C
                                                             -------   -------   -------
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on purchases as a
      percentage of offering price                           5.50%      None      None
   Maximum deferred sales charge (load) (as a percentage
      of purchase price or redemption proceeds, whichever
      is less)                                               None(1)    5.00%     1.00%
   Exchange fees                                             None       None      None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's assets)
   Management fees(2)                                        0.15%      0.15%     0.15%
   Distribution and service (12b-1) fees                     0.25%(3)   1.00%     1.00%
   Other expenses(4)                                         0.40%      0.44%     0.33%
   Underlying Fund fees and expenses                         0.96%      0.96%     0.96%
   Total annual operating expenses (4)(5)                    1.76%(3)   2.55%     2.44%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) Effective November 1, 2006, HIFSCO has permanently reduced its management fee schedule for this fund. Using the most recent fiscal year average net assets, the management fee decreased from 0.20% to 0.15%.

(3) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(4) "Other Expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses that the fund pays. Currently, Hartford Administrative Services Company, the fund's transfer agent, has agreed to waive a portion of the transfer agency fees under a voluntary undertaking to 0.35% of average daily net assets per fiscal year for all classes. This undertaking may be amended or withdrawn at any time.

(5) HIFSCO has voluntarily agreed to limit the total operating expenses, including underlying fund fees and expenses, of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.60%, 2.25% and 2.25%, respectively. This policy may be discontinued at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)   CLASS A   CLASS B   CLASS C
--------------------------   -------   -------   -------
Year 1                        $  719    $  758    $  347
Year 3                        $1,074    $1,094    $  761
Year 5                        $1,452    $1,555    $1,301
Year 10                       $2,509    $2,689    $2,776

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)   CLASS A   CLASS B   CLASS C
-----------------------------   -------   -------   -------
Year 1                           $  719    $  258    $  247
Year 3                           $1,074    $  794    $  761
Year 5                           $1,452    $1,355    $1,301
Year 10                          $2,509    $2,689    $2,776

THE HARTFORD GROWTH ALLOCATION FUND

Effective November 1, 2006, HIFSCO has permanently reduced its management fee schedule for this fund. In addition, the current voluntary cap on total annual operating expenses is being lowered. Accordingly, effective November 1, 2006, under the heading "The Hartford Growth Allocation Fund,

Your Expenses," on page 13 of the Prospectus, the Shareholder Fees and Annual Operating Expenses table and the footnotes attached thereto, as well as the expense examples, are deleted and replaced with the following:

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fund will indirectly bear a pro rata share of fees and expenses incurred by the Underlying Funds in which the fund is invested. The fund's pro rata portion of the cumulative expenses charged by the Underlying Funds is listed in the table below and is calculated as a percentage of the fund's average net assets. The pro rata portion of the cumulative expenses may be higher or lower depending on the allocation of the fund's assets among the Underlying Funds and the actual expenses of the Underlying Funds.

                                                             CLASS A   CLASS B   CLASS C
                                                             -------   -------   -------
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on purchases
      as a percentage of offering price                      5.50%      None      None
   Maximum deferred sales charge (load) (as a percentage
      of purchase  price or redemption proceeds, whichever
      is less)                                               None(1)    5.00%     1.00%
   Exchange fees                                             None       None      None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's assets)
   Management fees(2)                                        0.15%      0.15%     0.15%
   Distribution and service (12b-1) fees                     0.25%(3)   1.00%     1.00%
   Other expenses(4)                                         0.27%      0.33%     0.27%
   Underlying Fund fees and expenses                         0.91%      0.91%     0.91%
   Total annual operating expenses (4)(5)                    1.58%(3)   2.39%     2.33%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) Effective November 1, 2006, HIFSCO has permanently reduced its management fee schedule for this fund. Using the most recent fiscal year average net assets, the management fee decreased from 0.20% to 0.15%.

(3) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(4) "Other Expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses that the fund pays. Currently, Hartford Administrative Services Company, the fund's transfer agent, has agreed to waive a portion of the transfer agency fees under a voluntary undertaking to 0.35% of average daily net assets per fiscal year for all classes. This undertaking may be amended or withdrawn at any time.

(5) HIFSCO has voluntarily agreed to limit the total operating expenses, including underlying fund fees and expenses, of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.50%, 2.15% and 2.15%, respectively. This policy may be discontinued at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)   CLASS A   CLASS B   CLASS C
--------------------------   -------   -------   -------
Year 1                        $  702    $  742    $  336
Year 3                        $1,021    $1,045    $  727
Year 5                        $1,363    $1,475    $1,245
Year 10                       $2,325    $2,522    $2,666

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)   CLASS A   CLASS B   CLASS C
-----------------------------   -------   -------   -------
Year 1                           $  702    $  742    $  236
Year 3                           $1,021    $  745    $  727
Year 5                           $1,363    $1,275    $1,245
Year 10                          $2,325    $2,522    $2,666

THE HARTFORD BALANCED ALLOCATION FUND

Effective November 1, 2006, HIFSCO has permanently reduced its management fee schedule for this fund. In addition, the current voluntary cap on total annual operating expenses is being lowered. Accordingly, effective November 1, 2006, under the heading "The Hartford Balanced Allocation Fund, Your Expenses," on page 19 of the Prospectus, the Shareholder Fees and Annual Operating Expenses table and the footnotes attached thereto, as well as the expense examples, are deleted and replaced with the following:

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fund will indirectly bear a pro rata share of fees and expenses incurred by the Underlying Funds in which the fund is invested. The fund's pro rata portion of the cumulative expenses charged by the Underlying Funds is listed in the table below and is calculated as a percentage of the fund's average net assets. The pro rata portion of the cumulative expenses may be higher or lower depending on the allocation of the fund's assets among the Underlying Funds and the actual expenses of the Underlying Funds.

                                                            CLASS A   CLASS B   CLASS C
                                                            -------   -------   -------
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on purchases as a
      percentage of offering price                          5.50%      None      None
   Maximum deferred sales charge (load) (as a percentage
      of purchase price or redemption proceeds, whichever
      is less)                                              None(1)    5.00%     1.00%

   Exchange fees                                            None       None      None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's assets)
   Management fees(2)                                       0.15%      0.15%     0.15%
   Distribution and service (12b-1) fees                    0.25%(3)   1.00%     1.00%
   Other expenses(4)                                        0.21%      0.27%     0.21%
   Underlying Fund fees and expenses                        0.85%      0.85%     0.85%
   Total annual operating expenses (4)(5)                   1.46%(3)   2.27%     2.21%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) Effective November 1, 2006, HIFSCO has permanently reduced its management fee schedule for this fund. Using the most recent fiscal year average net assets, the management fee decreased from 0.20% to 0.15%.

(3) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(4) "Other Expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses that the fund pays. Currently, Hartford Administrative Services Company, the fund's transfer agent, has agreed to waive a portion of the transfer agency fees under a voluntary undertaking to 0.35% of average daily net assets per fiscal year for all classes. This undertaking may be amended or withdrawn at any time.

(5) HIFSCO has voluntarily agreed to limit the total operating expenses, including underlying fund fees and expenses, of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.40%, 2.10% and 2.10%, respectively. This policy may be discontinued at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)   CLASS A   CLASS B   CLASS C
--------------------------   -------   -------   -------
Year 1                        $  690    $  730    $  324
Year 3                        $  986    $1,009    $  691
Year 5                        $1,304    $1,415    $1,185
Year 10                       $2,200    $2,399    $2,544

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)   CLASS A   CLASS B   CLASS C
-----------------------------   -------   -------   -------
Year 1                           $  690    $  230    $  224
Year 3                           $  986    $  709    $  691
Year 5                           $1,304    $1,215    $1,185
Year 10                          $2,200    $2,399    $2,544

THE HARTFORD CONSERVATIVE ALLOCATION FUND

Effective November 1, 2006, HIFSCO has permanently reduced its management fee schedule for this fund. In addition, the current voluntary cap on total annual operating expenses is being lowered. Accordingly, effective November 1, 2006, under the heading "The Hartford Conservative Allocation Fund, Your Expenses," on page 25 of the Prospectus, the Shareholder Fees and Annual Operating Expenses table and the footnotes attached thereto, as well as the expense examples, are deleted and replaced with the following:

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fund will indirectly bear a pro rata share of fees and expenses incurred by the Underlying Funds in which the fund is invested. The fund's pro rata portion of the cumulative expenses charged by the Underlying Funds is listed in the table below and is calculated as a percentage of the fund's average net assets. The pro rata portion of the cumulative expenses may be higher or lower depending on the allocation of the fund's assets among the Underlying Funds and the actual expenses of the Underlying Funds.

                                                            CLASS A   CLASS B   CLASS C
                                                            -------   -------   -------
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on purchases as a
      percentage of offering price                          5.50%      None      None
   Maximum deferred sales charge (load) (as a percentage
      of purchase price or redemption proceeds, whichever
      is less)                                              None(1)    5.00%     1.00%
   Exchange fees                                            None       None      None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's assets)
   Management fees(2)                                       0.15%      0.15%     0.15%
   Distribution and service (12b-1) fees                    0.25%(3)   1.00%     1.00%
   Other expenses(4)                                        0.18%      0.28%     0.22%
   Underlying Fund fees and expenses                        0.81%      0.81%     0.81%
   Total annual operating expenses (4)(5)                   1.39%(3)   2.24%     2.18%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) Effective November 1, 2006, HIFSCO has permanently reduced its management fee schedule for this fund. Using the most recent fiscal year average net assets, the management fee decreased from 0.20% to 0.15%.

(3) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(4) "Other Expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses that the fund pays. Currently, Hartford Administrative Services Company, the fund's transfer agent, has agreed to waive a portion of the transfer agency fees under a voluntary undertaking to 0.35% of average daily net assets per fiscal year for all classes. This undertaking may be amended or withdrawn at any time.

(5) HIFSCO has voluntarily agreed to limit the total operating expenses, including underlying fund fees and expenses, of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.35%, 2.00% and 2.00%, respectively. This policy may be discontinued at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)   CLASS A   CLASS B   CLASS C
--------------------------   -------   -------   -------
Year 1                        $  684    $  727    $  321
Year 3                        $  966    $1,000    $  682
Year 5                        $1,269    $1,400    $1,170
Year 10                       $2,127    $2,358    $2,513

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)   CLASS A   CLASS B   CLASS C
-----------------------------   -------   -------   -------
Year 1                           $  684    $  227    $  221
Year 3                           $  966    $  700    $  682
Year 5                           $1,269    $1,200    $1,170
Year 10                          $2,127    $2,358    $2,513

THE HARTFORD INCOME ALLOCATION FUND

Effective November 1, 2006, HIFSCO has permanently reduced its management fee schedule for this fund. In addition, the current voluntary cap on total annual operating expenses is being lowered. Accordingly, effective November 1, 2006, under the heading "The Hartford Income Allocation Fund, Your Expenses," on page 30 of the Prospectus, the Shareholder Fees and Annual Operating Expenses table and the footnotes attached thereto, as well as the expense examples, are deleted and replaced with the following:

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fund will indirectly bear a pro rata share of fees and expenses incurred by the Underlying Funds in which the fund is invested. The fund's pro rata portion of the cumulative expenses charged by the Underlying Funds is listed in the table below and is calculated as a percentage of the fund's average net assets. The pro rata portion of the cumulative expenses may be higher or lower depending on the allocation of the fund's assets among the Underlying Funds and the actual expenses of the Underlying Funds.

                                                            CLASS A   CLASS B   CLASS C
                                                            -------   -------   -------
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on purchases as a
      percentage of offering price                          4.50%      None      None
   Maximum deferred sales charge (load) (as a percentage
      of purchase price or redemption proceeds, whichever
      is less)                                              None(1)    5.00%     1.00%
   Exchange fees                                            None       None      None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's assets)
   Management fees(2)                                       0.15%      0.15%     0.15%
   Distribution and service (12b-1) fees                    0.25%(3)   1.00%     1.00%
   Other expenses(4)                                        0.31%      0.36%     0.31%
   Underlying Fund fees and expenses                        0.72%      0.72%     0.72%
   Total annual operating expenses (4)(5)                   1.43%(3)   2.23%     2.18%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) Effective November 1, 2006, HIFSCO has permanently reduced its management fee schedule for this fund. Using the most recent fiscal year average net assets, the management fee decreased from 0.20% to 0.15%.

(3) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(4) "Other Expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses that the fund pays. Currently, Hartford Administrative Services Company, the fund's transfer agent, has agreed to waive a portion of the transfer agency fees under a voluntary undertaking to 0.35% of average daily net assets per fiscal year for all classes. This undertaking may be amended or withdrawn at any time.

(5) HIFSCO has voluntarily agreed to limit the total operating expenses, including underlying fund fees and expenses, of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.20%, 1.90% and 1.90%, respectively. This policy may be discontinued at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)   CLASS A   CLASS B   CLASS C
--------------------------   -------   -------   -------
Year 1                        $  688    $  726    $  321
Year 3                        $  978    $  997    $  682
Year 5                        $1,289    $1,395    $1,170
Year 10                       $2,169    $2,360    $2,513

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)   CLASS A   CLASS B   CLASS C
-----------------------------   -------   -------   -------
Year 1                           $  688    $  226    $  221
Year 3                           $  978    $  697    $  682
Year 5                           $1,289    $1,195    $1,170
Year 10                          $2,169    $2,360    $2,513

REVISED MANAGEMENT FEE SCHEDULES

As of November 1, 2006, the management fee schedules have been revised for the following Funds: Aggressive Growth Allocation, Growth Allocation, Balanced Allocation, Conservative Allocation and Income Allocation. Accordingly, effective November 1, 2006, the fee schedule listed on page 61 of the Prospectus, under the heading "Management Fees," is deleted and replaced with the following:

AVERAGE DAILY NET ASSETS    ANNUAL RATE
-------------------------   -----------
First $500 million             0.15%
Amount Over $500 million       0.10%

  THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.


MFASSETPRSFSUP-8-06                    9                             August 2006

                                   SUPPLEMENT
                              DATED AUGUST 23, 2006
    TO THE CLASS A, CLASS B AND CLASS C SHARES PROSPECTUS (THE "PROSPECTUS")
            FOR THE HARTFORD FIXED INCOME FUNDS, DATED MARCH 1, 2006
                        (AS SUPPLEMENTED MARCH 10, 2006)

This supplement amends the Prospectus of The Hartford Fixed Income Funds dated March 1, 2006 (as supplemented March 10, 2006).

MANAGEMENT FEE REDUCTIONS, FEE WAIVERS AND EXPENSE CAPS

At a meeting held on August 1-2, 2006, the Boards of Directors of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. (the "Companies") approved the continuation of the management agreements between the Companies and Hartford Investment Financial Services, LLC ("HIFSCO"), the Funds' investment manager, and the sub-advisory agreements between HIFSCO and the Companies' sub-advisers. In connection with this approval, HIFSCO agreed to reduce the contractual management fee for certain Funds and to voluntarily waive a portion of its management fees and implement expense caps with respect to certain Funds. Accordingly, the following changes for the noted Funds are being made to the
Prospectus:

THE HARTFORD FLOATING RATE FUND

As of November 1, 2006, the voluntary management fee waiver in place for the fund is being discontinued, and a permanent cap on the total annual operating expenses is being put in place. Accordingly, effective November 1, 2006, under the heading "The Hartford Floating Rate Fund, Your Expenses," on page 5 of the Prospectus, the footnote anchor next to the line item "Management fees" in the Shareholder Fees and Annual Operating Expenses table is deleted, and the text of footnote 2 is deleted and replaced with the following:

(2) Effective November 1, 2006, HIFSCO has agreed to limit permanently the total annual operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.00%, 1.75% and 1.75%, respectively.

THE HARTFORD HIGH YIELD FUND

Effective November 1, 2006, the current voluntary management fee waiver is being increased. Accordingly, as of November 1, 2006, under the heading "The Hartford High Yield, Your Expenses," on page 10 of the Prospectus, footnote 2 to the Shareholder Fees and Annual Operating Expenses table is deleted and replaced with the following:

(2) Effective November 1, 2006, HIFSCO has voluntarily agreed to waive a portion of its management fees until October 31, 2007. While such waiver is in effect, using the most recent fiscal year average net assets, the management fee is 0.55% and, assuming "Other Expenses" remain as set forth in the table above, the total annual operating expenses you may pay if you buy and hold Class A, Class B or Class C shares of the fund are 1.13%, 1.92% and 1.80%, respectively.

Effective November 1, 2006, the current voluntary cap on total annual operating expenses is being lowered. Accordingly, on the same page, footnote 5 to the Shareholder Fees and Annual Operating Expenses table is deleted and replaced with the following:

(5) Effective November 1, 2006, HIFSCO has voluntarily agreed through October 31, 2007 to limit the total operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.15%, 1.90% and 1.90%.

THE HARTFORD INCOME FUND

As of November 1, 2006, a permanent cap on the total annual operating expenses is being put in place for the fund. In addition, the voluntary cap on total annual operating expenses in place for the fund is being continued. Accordingly, effective November 1, 2006, under the heading "The Hartford Income Fund, Your Expenses," on page 15 of the Prospectus, footnote 4 to the Shareholder Fees and Annual Operating Expenses table is deleted and replaced with the following:

(4) Effective November 1, 2006, HIFSCO has agreed to limit permanently the total annual operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.00%, 1.75% and 1.75%, respectively. In addition, HIFSCO has voluntarily agreed to limit the total annual operating expenses of the Class A, Class B, and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 0.95%, 1.70% and 1.70%, respectively. This policy may be discontinued at any time.

THE HARTFORD INFLATION PLUS FUND

As of November 1, 2006, a permanent cap on the total annual operating expenses is being put in place for the fund. In addition, the voluntary cap on total annual operating expenses in place for the fund is being increased. Accordingly, effective November 1, 2006, under the heading "The Hartford Inflation Plus Fund, Your Expenses," on page 21 of the Prospectus, footnote 4 to the Shareholder Fees and Annual Operating Expenses table is deleted and replaced with the following:

(4) HIFSCO has agreed to limit permanently the total annual operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.00%, 1.75% and 1.75%, respectively. In addition, HIFSCO has voluntarily agreed to limit the total annual operating expenses of the Class A, Class B, and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 0.85%, 1.60% and 1.60%, respectively. This policy may be discontinued at any time.

As of November 1, 2006, a voluntary management fee waiver is in place for the fund. Accordingly, on the same page, a footnote anchor is added to the line items "Management fees" and "Total annual operating expenses" and the following footnote 5 is added to the Shareholder Fees and Annual Operating Expenses table:

(5) Effective November 1, 2006, HIFSCO has voluntarily agreed to waive a portion of its management fees until October 31, 2007. While such waiver is in effect, the management fee is 0.48% and, assuming "Other Expenses" remain as set forth in the table above, the total annual operating expenses you may pay if you buy and hold Class A, Class B or Class C shares of the fund are 0.90%, 1.71% and 1.66%, respectively.

THE HARTFORD MONEY MARKET FUND

As of November 1, 2006, a permanent annual operating expense cap is being put in place for the fund. In addition, the voluntary cap on total annual operating expenses in place for the fund is being continued. Accordingly, as of November 1, 2006, under the heading "The Hartford Money Market Fund, Your Expenses," on page 25 of the Prospectus, footnote 4 to the Shareholder Fees and Annual Operating Expenses table is deleted and replaced with the following:

(4) HIFSCO has agreed to limit permanently the total annual operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.00%, 1.75% and 1.75%, respectively. In addition, HIFSCO has voluntarily agreed to limit the total annual operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 0.95%, 1.70% and 1.70%, respectively. This policy may be discontinued at any time.

THE HARTFORD SHORT DURATION FUND

As of November 1, 2006, a permanent annual operating expense cap is being put in place for the fund. In addition, the voluntary cap on the total annual operating expenses in place for the fund is being continued. Accordingly, as of November 1, 2006, under the heading "The Hartford Short Duration Fund, Your Expenses," on page 29 of the Prospectus, footnote 4 to the Shareholder Fees and Annual Operating Expenses table is deleted and replaced with the following:

(4) HIFSCO has agreed to limit permanently the total annual operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.00%, 1.75% and 1.75%, respectively. In addition, HIFSCO has voluntarily agreed to limit the total annual operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 0.90%, 1.65% and 1.65%, respectively. This policy may be discontinued at any time.

THE HARTFORD TOTAL RETURN BOND FUND

Effective November 1, 2006, HIFSCO has permanently reduced its management fee schedule for this fund. In addition, the current voluntary cap on total annual operating expenses is being discontinued, and a permanent cap on total annual operating expenses is being put in place. Accordingly, as of November 1, 2006, under the heading "The Hartford Total Return Bond Fund, Your Expenses," on page 34 of the

Prospectus, the Shareholder Fees and Annual Operating Expenses table and the footnotes attached thereto, as well as the expense examples, are deleted and replaced with the following:

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                                            CLASS A   CLASS B   CLASS C
                                                            -------   -------   -------
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on purchases as a
      percentage of offering price                          4.50%       None     None
   Maximum deferred sales charge (load) (as a percentage
      of purchase price or redemption proceeds, whichever
      is less)                                              None(1)     5.00%    1.00%
   Exchange fees                                            None        None     None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's assets)
   Management fees(2)                                       0.55%       0.55%    0.55%
   Distribution and service (12b-1) fees                    0.25%(3)    1.00%    1.00%
   Other expenses(4)                                        0.36%       0.37%    0.24%
   Total annual operating expenses(2)(4)(5)                 1.16%(3)    1.92%    1.79%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) Effective November 1, 2006, HIFSCO has permanently reduced its management fee schedule for this fund. Using the most recent fiscal year average net assets, the management fee decreased from 0.63% to 0.55%.

(3) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(4) "Other expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses that the fund pays. Currently, Hartford Administrative Services Company, the fund's transfer agent, has agreed to waive a portion of the transfer agency fees under a voluntary undertaking to 0.35% of average daily net assets per fiscal year for all classes. This undertaking may be amended or withdrawn at any time.

(5) HIFSCO has agreed to limit permanently the total annual operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.00%, 1.75% and 1.75%, respectively.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)   CLASS A   CLASS B   CLASS C
--------------------------   -------   -------   -------
Year 1                        $  563    $  695    $  282
Year 3                        $  802    $  903    $  563
Year 5                        $1,060    $1,237    $  970
Year 10                       $1,796    $2,043    $2,105

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)   CLASS A  CLASS B  CLASS C
-----------------------------   -------  -------  -------
Year 1                           $  563   $  195   $  182
Year 3                           $  802   $  603   $  563
Year 5                           $1,060   $1,037   $  970
Year 10                          $1,796   $2,043   $2,105

THE HARTFORD U.S. GOVERNMENT SECURITIES FUND

Effective November 1, 2006, HIFSCO has permanently reduced its management fee schedule for this fund. In addition, the current voluntary cap on total annual operating expenses is being discontinued, and a permanent cap on total annual operating expenses is being put in place. Accordingly, as of November 1, 2006, under the heading "The Hartford U.S. Government Securities Fund, Your Expenses," on page 38 of the Prospectus, the Shareholder Fees and Annual Operating Expenses table and the footnotes attached thereto, as well as the expense examples, are deleted and replaced with the following:

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                                            CLASS A   CLASS B   CLASS C
                                                            -------   -------   -------
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on purchases as a
      percentage of offering  price                         4.50%      None      None
   Maximum deferred sales charge (load) (as a percentage
      of purchase price or redemption proceeds, whichever
      is less)                                              None(1)    5.00%     1.00%
   Exchange fees                                            None       None      None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's assets)
   Management fees(2)                                       0.56%      0.56%     0.56%
   Distribution and service (12b-1) fees                    0.25%(3)   1.00%     1.00%
   Other expenses(4)                                        0.41%      0.45%     0.33%
   Total annual operating expenses(2)(4)(5)                 1.22%(3)   2.01%     1.89%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) Effective November 1, 2006, HIFSCO has permanently reduced its management fee schedule for this fund. Using the most recent fiscal year average net assets, the management fee decreased from 0.72% to 0.56%.

(3) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(4) "Other expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses that the fund pays. Currently, Hartford Administrative Services Company, the fund's transfer agent, has agreed to waive a portion of the transfer agency fees under a voluntary undertaking to 0.35% of average daily net assets per fiscal year for all classes. This undertaking may be amended or withdrawn at any time.

(5) HIFSCO has agreed to limit permanently the total annual operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.00%, 1.75% and 1.75%, respectively.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)   CLASS A   CLASS B   CLASS C
--------------------------   -------   -------   -------
Year 1                        $  569    $  704    $  292
Year 3                        $  820    $  930    $  594
Year 5                        $1,090    $1,283    $1,021
Year 10                       $1,861    $2,132    $2,212

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)   CLASS A   CLASS B   CLASS C
-----------------------------   -------   -------   -------
Year 1                           $  569    $  204    $  192
Year 3                           $  820    $  630    $  594
Year 5                           $1,090    $1,083    $1,021
Year 10                          $1,861    $2,132    $2,212

REVISED MANAGEMENT FEE SCHEDULES AND MANAGEMENT FEE WAIVERS FOR CERTAIN FUNDS

As of November 1, 2006, the management fee schedules have been revised for the following Funds: Total Return Bond and U.S. Government Securities, and management fee waivers have been put in place for certain other Funds. Accordingly, effective November 1, 2006, the fee schedules listed on pages 45-46 of the Prospectus, under the heading "Management Fees," are deleted and replaced with the following:

HIGH YIELD FUND (1)

AVERAGE DAILY NET ASSETS   ANNUAL RATE
------------------------   -----------
First $500 million            0.75%
Next $500 million             0.65%
Next $4 billion               0.60%
Next $5 billion               0.58%
Amount Over $10 billion       0.57%

(1) Effective November 1, 2006, HIFSCO has voluntarily agreed to waive 0.20% of the management fees until October 31, 2007.

FLOATING RATE FUND

AVERAGE DAILY NET ASSETS   ANNUAL RATE
------------------------   -----------
First $500 million            0.65%
Next $4.5 billion             0.60%
Next $5 billion               0.58%
Amount Over $10 billion       0.57%

INCOME FUND AND INFLATION PLUS FUND (2)

AVERAGE DAILY NET ASSETS   ANNUAL RATE
------------------------   -----------
First $500 million            0.60%
Next $4.5 billion             0.55%
Next $5 billion               0.53%
Amount Over $10 billion       0.52%

(2) Effective November 1, 2006, HIFSCO has voluntarily agreed to waive 0.10% of the management fees until October 31, 2007.

U.S. GOVERNMENT SECURITIES FUND

AVERAGE DAILY NET ASSETS   ANNUAL RATE
------------------------   -----------
First $50 million             0.60%
Next $450 million             0.55%
Next $4.5 billion             0.50%
Next $5 billion               0.48%
Amount Over $10 billion       0.47%

TOTAL BOND RETURN FUND

AVERAGE DAILY NET ASSETS   ANNUAL RATE
------------------------   -----------
First $500 million            0.55%
Next $500 million            0.525%
Next $4 billion               0.50%
Next $5 billion               0.48%
Amount Over $10 billion       0.47%

SHORT DURATION FUND

AVERAGE DAILY NET ASSETS   ANNUAL RATE
------------------------   -----------
First $500 million            0.55%
Next $4.5 billion             0.50%
Next $5 billion               0.48%
Amount Over $10 billion       0.47%

MONEY MARKET FUND

AVERAGE DAILY NET ASSETS   ANNUAL RATE
------------------------   -----------
First $500 million            0.50%
Next $500 million             0.45%
Next $4 billion               0.40%
Next $5 billion               0.38%
Amount Over $10 billion       0.37%

PORTFOLIO MANAGER CHANGES

THE HARTFORD HIGH YIELD FUND

Effective August 2, 2006, James Serhant has been added as a portfolio manager for The Hartford High Yield Fund. Accordingly, on page 47 of the Prospectus in the section entitled "Management of the Funds, Portfolio Managers of the Funds," the first sentence under the heading "High Yield Fund" is deleted and replaced with the following:

The Fund is managed by Mark Niland, Nasri Toutoungi and James Serhant.

In addition, the following paragraph is added on page 47 under the heading "High Yield Fund" directly after the paragraph pertaining to Mark Niland:

James Serhant, CFA, Vice President and Senior Investment Analyst of Hartford Investment Management, has served as a portfolio manager of the fund since August 2006. Mr. Serhant joined Hartford Investment Management in 2005, and covers the high yield telecom, media and healthcare industries. Prior to joining the firm, he was a vice president and senior research analyst at Delaware Investments (2001-2005). From (1997-2000), he was a vice president and senior fixed income research analyst at JP Morgan Securities, Inc.

THE HARTFORD INCOME FUND

As of August 2, 2006, Edward Vaimberg is no longer involved in the portfolio management of The Hartford Income Fund. Accordingly, the disclosure on page 47 of the Prospectus in the section entitled "Management of the Funds, Portfolio Managers of the Funds," regarding Edward Vaimberg is deleted.

Also effective August 2, 2006, Jeffrey S. MacDonald and Charles Moon have been added as portfolio managers for The Hartford Income Fund. Accordingly, on page 47 of the Prospectus in the section entitled "Management of the Funds, Portfolio Managers of the Funds," the first sentence under the heading "Income Fund" is deleted and replaced with the following:

The Fund is managed by William H. Davison, Jeffrey S. MacDonald and Charles
Moon.

In addition, the following paragraphs are added on page 47 under the heading "Income Fund" directly after the paragraph pertaining to William Davison:

Jeffrey S. MacDonald, CFA, Vice President of Hartford Investment Management, has served as a portfolio manager of the fund since August 2006. Mr. MacDonald joined Hartford Investment Management in 2005 and serves as a Portfolio Manager in the multi-sector portfolio management team, which manages Core, Core Plus, Intermediate Core and other broad based fixed income styles. Mr. MacDonald is also a member of the Investment Strategy Committee. Prior to joining the firm, he was a portfolio analyst at Wellington Management Company, LLC (2000-2005). He began his career with Fidelity Investments as a fixed income trader and lead systems analyst (1992-2000).

Charles Moon, Executive Vice President and member of the Investment Strategy Committee of Hartford Investment Management, has served as a portfolio manager of the fund since August 2006. Mr. Moon joined Hartford Investment Management in 2006, and serves as the head of the Investment Grade Credit Sector and as a Senior Portfolio Manager for investment grade credit strategies. Prior to joining the firm, he served as a portfolio manager and co-head of Investment Grade Credit at OFI Institutional Asset Management (OppenheimerFunds) (2002-2006). Previously, Mr. Moon was Executive Director of Fixed Income at Morgan Stanley Asset Management (Miller Anderson & Sherrerd) (1999-2002), serving as a portfolio manager and analyst. Prior to joining Morgan Stanley, he served in various positions at Citicorp and its affiliates, including Global Analyst, Divisional Controller and Portfolio Analyst (1993-1999).

CHANGE IN PRINCIPAL INVESTMENT STRATEGY

THE HARTFORD INCOME FUND

The Hartford Income Fund has revised its principal investment strategy to increase the amount of the Fund's assets that may be invested in securities of foreign issuers and non-dollar securities. Accordingly, in the section entitled "The Hartford Income Fund" on page 11 of the Prospectus, the first sentence of the second paragraph under the heading "Principal Investment Strategy" is deleted and replaced with the following:

The fund may invest up to 30% of its total assets in securities of foreign issuers and non-dollar securities and 10% of its total assets in issues purchased as defaulted securities.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.


MFFISFSUP-8-06                         9                             August 2006

                                   SUPPLEMENT
                              DATED AUGUST 23, 2006
    TO THE CLASS A, CLASS B AND CLASS C SHARES PROSPECTUS (THE "PROSPECTUS")
        FOR THE HARTFORD GLOBAL/INTERNATIONAL FUNDS, DATED MARCH 1, 2006
                        (AS SUPPLEMENTED MARCH 15, 2006)

This supplement amends the Prospectus of The Hartford Global/International Funds dated March 1, 2006 (as supplemented March 15, 2006).

MANAGEMENT FEE REDUCTIONS AND EXPENSE CAPS

At a meeting held on August 1-2, 2006, the Board of Directors of The Hartford Mutual Funds, Inc. (the "Company") approved the continuation of the management agreement between the Company and Hartford Investment Financial Services, LLC ("HIFSCO"), the Funds' investment manager, and the sub-advisory agreements between HIFSCO and the Company's sub-advisers. In connection with this approval, HIFSCO agreed to reduce the contractual management fee for certain Funds and to voluntarily implement expense caps with respect to certain Funds. Accordingly, the following changes are being made to the Prospectus:

THE HARTFORD GLOBAL COMMUNICATIONS FUND

Effective November 1, 2006, HIFSCO has permanently reduced its management fee schedule for this fund, and has discontinued the voluntary management fee waiver in place for the fund. In addition, the current voluntary cap on total annual operating expenses is being increased. Accordingly, as of November 1, 2006, under the heading "The Hartford Global Communications Fund, Your Expenses," on page 7 of the Prospectus, the Shareholder Fees and Annual Operating Expenses table and the footnotes attached thereto, as well as the expense examples, are deleted and replaced with the following:

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                                            CLASS A   CLASS B   CLASS C
                                                            -------   -------   -------
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on purchases as a
      percentage of offering price                          5.50%      None      None
   Maximum deferred sales charge (load) (as a percentage
      of purchase price or redemption proceeds, whichever
      is less)                                              None(1)    5.00%     1.00%
   Exchange fees                                            None       None      None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's assets)
   Management fees(2)                                       0.90%      0.90%     0.90%
   Distribution and service (12b-1) fees                    0.25%(3)   1.00%     1.00%
   Other expenses(4)                                        0.76%      1.22%     0.94%
   Total annual operating expenses(2)(4)(5)                 1.91%(3)   3.12%     2.84%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) Effective November 1, 2006, HIFSCO has permanently reduced its management fee schedule for this fund. Using the most recent fiscal year average net assets, the management fee decreased from 1.00% to 0.90%.

(3) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(4) "Other expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses that the fund pays. The "Other Expenses" in the table are based on, among other things, the fees the fund would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the fund to limit those fees to 0.35% of average daily net assets per fiscal year for all classes. That undertaking may be amended or withdrawn at any time.

(5) Effective November 1, 2006, HIFSCO has voluntarily agreed to limit the total operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.60%, 2.35% and 2.35%, respectively. This policy may be discontinued at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)      CLASS A   CLASS B   CLASS C
--------------------------      -------   -------   -------
Year 1                           $  733    $  815    $  387
Year 3                           $1,117    $1,263    $  880
Year 5                           $1,525    $1,835    $1,499
Year 10                          $2,660    $3,143    $3,166

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)   CLASS A   CLASS B   CLASS C
-----------------------------   -------   -------   -------
Year 1                           $  733    $  315    $  287
Year 3                           $1,117    $  963    $  880
Year 5                           $1,525    $1,635    $1,499
Year 10                          $2,660    $3,143    $3,166

THE HARTFORD GLOBAL FINANCIAL SERVICES FUND

Effective November 1, 2006, HIFSCO has permanently reduced its management fee schedule for this fund, and has discontinued the voluntary management fee waiver in place for the fund. In addition, the current voluntary cap on total annual operating expenses is being increased. Accordingly, as of

November 1, 2006, under the heading "The Hartford Global Financial Services Fund, Your Expenses," on page 12 of the Prospectus, the Shareholder Fees and Annual Operating Expenses table and the footnotes attached thereto, as well as the expense examples, are deleted and replaced with the following:

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


                                                            CLASS A   CLASS B   CLASS C
                                                            -------   -------   -------
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on purchases as a
      percentage of offering price                          5.50%      None      None
   Maximum deferred sales charge (load) (as a percentage
      of purchase price or redemption proceeds, whichever
      is less)                                              None(1)    5.00%     1.00%
   Exchange fees                                            None       None      None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's assets)
   Management fees(2)                                       0.90%      0.90%     0.90%
   Distribution and service (12b-1) fees                    0.25%(3)   1.00%     1.00%
   Other expenses(4)                                        0.63%      0.91%     0.77%
   Total annual operating expenses(2)(4)(5)                 1.78%(3)   2.81%     2.67%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) Effective November 1, 2006, HIFSCO has permanently reduced its management fee schedule for this fund. Using the most recent fiscal year average net assets, the management fee decreased from 1.00% to 0.90%.

(3) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(4) "Other expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses that the fund pays. The "Other Expenses" in the table are based on, among other things, the fees the fund would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the fund to limit those fees to 0.35% of average daily net assets per fiscal year for all classes. That undertaking may be amended or withdrawn at any time.

(5) Effective November 1, 2006, HIFSCO has voluntarily agreed to limit the total operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.60%, 2.35% and 2.35%, respectively. This policy may be discontinued at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)      CLASS A   CLASS B   CLASS C
--------------------------      -------   -------   -------
Year 1                           $  721    $  784    $  370
Year 3                           $1,079    $1,171    $  829
Year 5                           $1,461    $1,684    $1,415
Year 10                          $2,529    $2,887    $3,003

You would pay the following expenses if you did n ot redeem your shares:

EXPENSES (WITHOUT REDEMPTION)   CLASS A   CLASS B   CLASS C
-----------------------------   -------   -------   -------
Year 1                           $  721    $  284    $  270
Year 3                           $1,079    $  871    $  829
Year 5                           $1,461    $1,484    $1,415
Year 10                          $2,529    $2,887    $3,003

THE HARTFORD GLOBAL HEALTH FUND

Effective November 1, 2006, HIFSCO has permanently reduced its management fee schedule for this fund. In addition, the current voluntary cap on total annual operating expenses is being continued. Accordingly, as of November 1, 2006, under the heading "The Hartford Global Health Fund, Your Expenses," on page 17 of the Prospectus, the Shareholder Fees and Annual Operating Expenses table and the footnotes attached thereto, as well as the expense examples, are deleted and replaced with the following:

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                                           CLASS A   CLASS B   CLASS C
                                                           -------   -------   -------
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on purchases as a
      percentage of offering price                         5.50%      None      None
   Maximum deferred sales charge (load) (as a percentage
      of purchase price or redemption proceeds,
      whichever is less)                                   None(1)    5.00%     1.00%
   Exchange fees                                           None       None      None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's assets)
   Management fees(2)                                      0.90%      0.90%     0.90%
   Distribution and service (12b-1) fees                   0.25%(3)   1.00%     1.00%
   Other expenses(4)                                       0.46%      0.52%     0.36%
   Total annual operating expenses(2)(4)(5)                1.61%(3)   2.42%     2.26%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) Effective November 1, 2006, HIFSCO has permanently reduced its management fee schedule for this fund. Using the most recent fiscal year average net assets, the management fee decreased from 1.00% to 0.90%.

(3) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(4) "Other expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses that the fund pays. Currently, Hartford Administrative Services Company, the fund's transfer agent, has agreed to waive a portion of the transfer agency fees under a voluntary undertaking to 0.35% of average daily net assets per fiscal year for all classes. This undertaking may be amended or withdrawn at any time.

(5) HIFSCO has voluntarily agreed to limit the total annual operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.60%, 2.35% and 2.35%, respectively. This policy may be discontinued at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)      CLASS A   CLASS B   CLASS C
--------------------------      -------   -------   -------
Year 1                           $  705    $  745    $  329
Year 3                           $1,030    $1,055    $  706
Year 5                           $1,378    $1,491    $1,210
Year 10                          $2,356    $2,553    $2,595

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)   CLASS A   CLASS B   CLASS C
-----------------------------   -------   -------   -------
Year 1                           $  705    $  245    $  229
Year 3                           $1,030    $  755    $  706
Year 5                           $1,378    $1,291    $1,210
Year 10                          $2,356    $2,553    $2,595

THE HARTFORD GLOBAL LEADERS FUND

Effective November 1, 2006, under the heading "The Hartford Global Leaders Fund, Your Expenses," on page 21 of the Prospectus, the following sentence is added to the end of footnote 4 to the Shareholder Fees and Annual Operating Expenses table:

"This policy may be discontinued at any time."

THE HARTFORD GLOBAL TECHNOLOGY FUND

Effective November 1, 2006, HIFSCO has permanently reduced its management fee schedule for this fund. In addition, the current voluntary cap on total annual operating expenses is being continued.

Accordingly, as of November 1, 2006, under the heading "The Hartford Global Technology Fund, Your Expenses," on page 26 of the Prospectus, the Shareholder Fees and Annual Operating Expenses table and the footnotes attached thereto, as well as the expense examples, are deleted and replaced with the following:

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                                            CLASS A   CLASS B   CLASS C
                                                            -------   -------   -------
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on purchases as a
      percentage of offering price                          5.50%      None      None
   Maximum deferred sales charge (load) (as a percentage
      of purchase price or redemption proceeds, whichever
      is less)                                              None(1)    5.00%     1.00%
   Exchange fees                                            None       None      None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's assets)
   Management fees(2)                                       0.90%      0.90%     0.90%
   Distribution and service (12b-1) fees                    0.25%(3)   1.00%     1.00%
   Other expenses(4)                                        0.97%      1.05%     0.75%
   Total annual operating expenses(2)(4)(5)                 2.12%(3)   2.95%     2.65%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) Effective November 1, 2006, has permanently reduced its management fee schedule for this fund. Using the most recent fiscal year average net assets, the management fee decreased from 1.00% to 0.90%.

(3) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(4) "Other expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses that the fund pays. Currently, Hartford Administrative Services Company, the fund's transfer agent, has agreed to waive a portion of the transfer agency fees under a voluntary undertaking to 0.35% of average daily net assets per fiscal year for all classes. This undertaking may be amended or withdrawn at any time.

(5) HIFSCO has voluntarily agreed to limit the total annual operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.60%, 2.35% and 2.35%, respectively. This policy may be discontinued at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)   CLASS A   CLASS B   CLASS C
--------------------------   -------   -------   -------
Year 1                        $  753    $  798    $  368
Year 3                        $1,177    $1,213    $  823
Year 5                        $1,626    $1,752    $1,405
Year 10                       $2,867    $3,071    $2,983

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)   CLASS A   CLASS B   CLASS C
-----------------------------   -------   -------   -------
Year 1                           $  753    $  298    $  268
Year 3                           $1,177    $  913    $  823
Year 5                           $1,626    $1,552    $1,405
Year 10                          $2,867    $3,071    $2,983

THE HARTFORD INTERNATIONAL CAPITAL APPRECIATION FUND

Effective November 1, 2006, HIFSCO has permanently reduced its management fee schedule for this fund. In addition, the current voluntary cap on total annual operating expenses is being continued. Accordingly, as of November 1, 2006, under the heading "The Hartford International Capital Appreciation Fund, Your Expenses," on page 30 of the Prospectus, the Shareholder Fees and Annual Operating Expenses table and the footnotes attached thereto, as well as the expense examples, are deleted and replaced with the following:

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


                                                            CLASS A   CLASS B   CLASS C
                                                            -------   -------   -------
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on purchases as a
      percentage of offering price                          5.50%      None      None
   Maximum deferred sales charge (load) (as a percentage
      of purchase price or redemption proceeds, whichever
      is less)                                              None(1)    5.00%     1.00%
   Exchange fees                                            None       None      None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's assets)
   Management fees(2)                                       0.90%      0.90%     0.90%
   Distribution and service (12b-1) fees                    0.25%(3)   1.00%     1.00%
   Other expenses(4)                                        0.52%      0.66%     0.49%
   Total annual operating expenses(2)(4)(5)                 1.67%(3)   2.56%     2.39%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) Effective November 1, 2006, HIFSCO has permanently reduced its management fee schedule for this fund. Using the most recent fiscal year average net assets, the management fee decreased from 1.00% to 0.90%.

(3) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(4) "Other expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses that the fund pays. Currently, Hartford Administrative Services Company, the fund's transfer agent, has agreed to waive a portion of the transfer agency fees under a voluntary undertaking to 0.35% of average daily net assets per fiscal year for all classes. This undertaking may be amended or withdrawn at any time.

(5) HIFSCO has voluntarily agreed to limit the total annual operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.60%, 2.35% and 2.35%, respectively. This policy may be discontinued at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)   CLASS A   CLASS B   CLASS C
--------------------------   -------   -------   -------
Year 1                        $  710    $  759    $  342
Year 3                        $1,048    $1,096    $  745
Year 5                        $1,407    $1,560    $1,275
Year 10                       $2,418    $2,674    $2,726

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)   CLASS A   CLASS B   CLASS C
-----------------------------   -------   -------   -------
Year 1                           $  710    $  259    $  242
Year 3                           $1,048    $  796    $  745
Year 5                           $1,407    $1,360    $1,275
Year 10                          $2,418    $2,674    $2,726

THE HARTFORD INTERNATIONAL SMALL COMPANY FUND

Effective November 1, 2006, HIFSCO has permanently reduced its management fee schedule for this fund. In addition, the current voluntary cap on total annual operating expenses is being continued. Accordingly, as of November 1, 2006, under the heading "The Hartford International Small Company Fund, Your Expenses," on page 38 of the Prospectus, the Shareholder Fees and Annual Operating Expenses table and the footnotes attached thereto, as well as the expense examples, are deleted and replaced with the following:

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                                            CLASS A   CLASS B   CLASS C
                                                            -------   -------   -------
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on purchases as a
      percentage of offering price                          5.50%      None      None
   Maximum deferred sales charge (load) (as a  percentage
      of purchase price or redemption proceeds, whichever
      is less)                                              None(1)    5.00%     1.00%
   Exchange fees                                            None       None      None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's assets)
   Management fees(2)                                       0.90%      0.90%     0.90%
   Distribution and service (12b-1) fees                    0.25%(3)   1.00%     1.00%
   Other expenses(4)                                        0.57%      0.78%     0.46%
   Total annual operating expenses(2)(4)(5)                 1.72%(3)   2.68%     2.36%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) Effective November 1, 2006, HIFSCO has permanently reduced its management fee schedule for this fund. Using the most recent fiscal year average net assets, the management fee decreased from 1.00% to 0.90%.

(3) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(4) "Other expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses that the fund pays. Currently, Hartford Administrative Services Company, the fund's transfer agent, has agreed to waive a portion of the transfer agency fees under a voluntary undertaking to 0.35% of average daily net assets per fiscal year for all classes. This undertaking may be amended or withdrawn at any time.

(5) HIFSCO has voluntarily agreed to limit the total annual operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.60%, 2.35% and 2.35%, respectively. This policy may be discontinued at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)   CLASS A   CLASS B   CLASS C
--------------------------   -------   -------   -------
Year 1                        $  715    $  771    $  339
Year 3                        $1,062    $1,132    $  736
Year 5                        $1,432    $1,620    $1,260
Year 10                       $2,469    $2,776    $2,696

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)   CLASS A   CLASS B   CLASS C
-----------------------------   -------   -------   -------
Year 1                           $  715    $  271    $  239
Year 3                           $1,062    $  832    $  736
Year 5                           $1,432    $1,420    $1,260
Year 10                          $2,469    $2,776    $2,696

REVISED MANAGEMENT FEE SCHEDULES

As of November 1, 2006, the management fee schedules have been revised for the following Funds: Global Communications, Global Financial Services, Global Health, Global Technology, International Capital Appreciation and International Small Company. Accordingly, effective November 1, 2006, the fee schedules listed on page 45 of the Prospectus, under the heading "Management Fees," are deleted and replaced with the following:

GLOBAL COMMUNICATIONS FUND, GLOBAL FINANCIAL SERVICES FUND, GLOBAL HEALTH FUND, GLOBAL TECHNOLOGY FUND, INTERNATIONAL CAPITAL APPRECIATION FUND AND INTERNATIONAL SMALL COMPANY FUND

AVERAGE DAILY NET ASSETS   ANNUAL RATE
------------------------   -----------
First $500 million            0.90%
Next $500 million             0.85%
Amount Over $1 billion        0.80%

GLOBAL LEADERS FUND AND INTERNATIONAL OPPORTUNITIES FUND.

AVERAGE DAILY NET ASSETS   ANNUAL RATE
------------------------   -----------
First $500 million            0.85%
Next $500 million             0.75%
Amount Over $1 billion        0.70%

PORTFOLIO MANAGER CHANGE

THE HARTFORD GLOBAL TECHNOLOGY FUND

Effective July 3, 2006, Vikram Murthy is no longer employed by Wellington Management Company, LLP and is no longer involved in the portfolio management of The Hartford Global Technology Fund. Accordingly, the disclosure on page 48 of the Prospectus in the section entitled "Portfolio Managers of the Funds," regarding Vikram Murthy is deleted.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.


MFGISFSUP-8-06                        10                             August 2006

                                   SUPPLEMENT
                              DATED AUGUST 23, 2006
    TO THE CLASS A, CLASS B AND CLASS C SHARES PROSPECTUS (THE "PROSPECTUS")
               FOR THE HARTFORD MUTUAL FUNDS, DATED MARCH 1, 2006
                        (AS SUPPLEMENTED MARCH 10, 2006)

This supplement amends the Prospectus of The Hartford Mutual Funds dated March 1, 2006 (as supplemented March 10, 2006).

MANAGEMENT FEE REDUCTIONS, FEE WAIVERS AND EXPENSE CAPS

At a meeting held on August 1-2, 2006, the Board of Directors of The Hartford Mutual Funds, Inc. (the "Company") approved the continuation of the management agreement between the Company and Hartford Investment Financial Services, LLC ("HIFSCO"), the Funds' investment manager, and the sub-advisory agreements between HIFSCO and the Company's sub-advisers. In connection with this approval, HIFSCO agreed to reduce the contractual management fee for certain Funds and to voluntarily waive a portion of its management fees and implement expense caps with respect to certain Funds. Accordingly, the following changes for the noted Funds are being made to the Prospectus:

THE HARTFORD ADVISERS FUND

The current voluntary management fee waiver in place for the fund is being continued. Accordingly, under the heading "The Hartford Advisers Fund, Your Expenses," on page 7 of the Prospectus, footnote 2 to the Shareholder Fees and Annual Operating Expenses table is deleted and replaced with the following:

(2) HIFSCO has voluntarily agreed to waive a portion of its management fees until October 31, 2007. While such waiver is in effect, using the most recent fiscal year average net assets, the management fee is 0.56% and, assuming "Other Expenses" remain as set forth in the table above, the total annual operating expenses you may pay if you buy and hold Class A, Class B or Class C shares of the fund are 1.14%, 1.92% and 1.84%, respectively.

In addition, the current voluntary cap on total annual operating expenses is being continued. Accordingly, on the same page, footnote 5 to the Shareholder Fees and Annual Operating Expenses table is deleted and replaced with the following:

(5) HIFSCO has voluntarily agreed through October 31, 2007 to limit the total annual operating expenses of the Class A shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.18%.

THE HARTFORD EQUITY INCOME FUND

Effective November 1, 2006, the current voluntary management fee waiver in place for the fund is being reduced. Accordingly, as of November 1, 2006, under the heading "The Hartford Equity Income Fund, Your Expenses," on page 19 of the Prospectus, footnote 2 to the Shareholder Fees and Annual Operating Expenses table is deleted and replaced with the following:

(2) Effective November 1, 2006, HIFSCO has voluntarily agreed to waive a portion of its management fees until October 31, 2007. While such waiver is in effect, using the most recent fiscal year average net assets, the management fee is 0.70% and, assuming "Other Expenses" remain as set forth in the table above, the total annual operating expenses you may pay if you buy and hold Class A, Class B or Class C shares of the fund are 1.24%, 2.08% and 1.93%, respectively.

Effective November 1, 2006, the current voluntary cap on total annual operating expenses in place for the Class A shares of the fund is being increased. In addition, a voluntary cap on the total annual operating expenses is being put in place for the Class B and Class C shares of the fund. Accordingly, on the same page, footnote 5 to the Shareholder Fees and Annual Operating Expenses table is deleted and replaced with the following:

(5) Effective November 1, 2006, HIFSCO has voluntarily agreed through October 31, 2007 to limit the total annual operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.25%, 2.00% and 2.00%, respectively.

THE HARTFORD FOCUS FUND

Effective November 1, 2006, HIFSCO has permanently reduced its management fee schedule for this fund, and has discontinued the voluntary management fee waiver in place for the fund. In addition, the current voluntary cap on total annual operating expenses is being continued. Accordingly, as of November 1, 2006, under the heading "The Hartford Focus Fund, Your Expenses," on page 23 of the Prospectus, the Shareholder Fees and Annual Operating Expenses table and the footnotes attached thereto, as well as the expense examples, are deleted and replaced with the following:

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                                            CLASS A   CLASS B   CLASS C
                                                            -------   -------   -------
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on purchases as a
      percentage of offering price                          5.50%      None      None
   Maximum deferred sales charge (load) (as a percentage
      of purchase price or redemption proceeds, whichever
      is less)                                              None(1)    5.00%     1.00%
   Exchange fees                                            None       None      None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's assets)
   Management fees(2)                                       0.90%      0.90%     0.90%
   Distribution and service (12b-1) fees                    0.25%(3)   1.00%     1.00%
   Other expenses(4)                                        0.40%      0.45%     0.36%
   Total annual operating expenses(2)(4)(5)                 1.55%(3)   2.35%     2.26%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) Effective November 1, 2006, HIFSCO has permanently reduced its management fee schedule for this fund. Using the most recent fiscal year average net assets, the management fee decreased from 1.00% to 0.90%.

(3) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(4) "Other expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses that the fund pays. Currently, Hartford Administrative Services Company, the fund's transfer agent, has agreed to waive a portion of the transfer agency fees under a voluntary undertaking to 0.35% of average daily net assets per fiscal year for all classes. This undertaking may be amended or withdrawn at any time.

(5) HIFSCO has voluntarily agreed through October 31, 2007 to limit the total annual operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.50%, 2.25% and 2.25%, respectively.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)   CLASS A   CLASS B   CLASS C
--------------------------   -------   -------   -------
Year 1                        $  699    $  738    $  329
Year 3                        $1,013    $1,033    $  706
Year 5                        $1,348    $1,455    $1,210
Year 10                       $2,294    $2,484    $2,595

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)   CLASS A   CLASS B   CLASS C
-----------------------------   -------   -------   -------
Year 1                           $  699    $  238    $  229
Year 3                           $1,013    $  733    $  706
Year 5                           $1,348    $1,255    $1,210
Year 10                          $2,294    $2,484    $2,595

THE HARTFORD STOCK FUND

The current voluntary management fee waiver in place for the fund is being continued. Accordingly, under the heading "The Hartford Stock Fund, Your Expenses," on page 31 of the Prospectus, footnote 2 to the Shareholder Fees and Annual Operating Expenses table is deleted and replaced with the following:

(2) HIFSCO has voluntarily agreed to waive a portion of its management fees until October 31, 2007. While such waiver is in effect, using the most recent fiscal year average net assets, the management fee is 0.67% and, assuming "Other Expenses" remain as set forth in the table above, the total annual operating expenses you may pay if you buy and hold Class A, Class B or Class C shares of the fund are 1.37%, 2.18% and 2.04%, respectively.

In addition, the current voluntary cap on the total annual operating expenses is being continued. Accordingly, on the same page, footnote 5 to the Shareholder Fees and Annual Operating Expenses table is deleted and replaced with the following:

(5) HIFSCO has voluntarily agreed through October 31, 2007 to limit the total operating expenses of the Class A shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.28%.

REVISED MANAGEMENT FEE SCHEDULES AND MANAGEMENT FEE WAIVERS FOR CERTAIN FUNDS

As of November 1, 2006, the management fee schedule has been revised for The Hartford Focus Fund, and management fee waivers have been put in place for certain other Funds. Accordingly, effective November 1, 2006, the fee schedules listed on pages 42-43 of the Prospectus, under the heading "Management Fees," are deleted and replaced with the following:

GROWTH FUND

AVERAGE DAILY NET ASSETS    ANNUAL RATE
-------------------------   -----------
First $100 million             1.00%
Next $150 million              0.80%
Amount Over $250 million       0.70%

FOCUS FUND

AVERAGE DAILY NET ASSETS    ANNUAL RATE
-------------------------   -----------
First $500 million             0.90%
Next $500 million              0.85%
Amount Over $1 billion         0.80%

DISCIPLINED EQUITY FUND, EQUITY INCOME FUND(1), STOCK FUND(2) AND VALUE FUND

AVERAGE DAILY NET ASSETS    ANNUAL RATE
-------------------------   -----------
First $500 million             0.80%
Next $500 million              0.70%
Amount Over $1 billion         0.65%

(1) Effective November 1, 2006, HIFSCO has voluntarily agreed to waive 0.10% of the management fees until October 31, 2007.

(2) Effective November 1, 2006, HIFSCO has voluntarily agreed to waive 0.05% of the management fees until October 31, 2007.

DIVIDEND AND GROWTH FUND

AVERAGE DAILY NET ASSETS    ANNUAL RATE
-------------------------   -----------
First $500 million             0.75%
Next $500 million              0.65%
Amount Over $1 billion         0.60%

ADVISERS FUND (3)

AVERAGE DAILY NET ASSETS    ANNUAL RATE
-------------------------   -----------
First $500 million              0.69%
Next $500 million              0.625%
Amount Over $1 billion         0.575%

(3) Effective November 1, 2006, HIFSCO has voluntarily agreed to waive 0.05% of the management fees until October 31, 2007.

PORTFOLIO MANAGER CHANGES

THE HARTFORD ADVISERS FUND

Effective September 1, 2006, Saul Pannell will no longer be involved in the portfolio management of The Hartford Advisers Fund. Accordingly, effective September 1, 2006, the disclosure on page 43 of the Prospectus in the section entitled "Portfolio Managers of the Funds," regarding Saul Pannell is deleted.

THE HARTFORD STOCK FUND

Effective September 1, 2006, Saul Pannell will no longer be involved in the portfolio management of The Hartford Stock Fund. Accordingly, effective September 1, 2006, the disclosure on pages 44-45 of the Prospectus in the section entitled "Portfolio Managers of the Funds," regarding Saul Pannell is deleted.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.


MFLCSFSUP-8-06                         5                             August 2006

                                   SUPPLEMENT
                              DATED AUGUST 23, 2006
    TO THE CLASS A, CLASS B AND CLASS C SHARES PROSPECTUS (THE "PROSPECTUS")
               FOR THE HARTFORD SELECT FUNDS, DATED MARCH 1, 2006
                        (AS SUPPLEMENTED MARCH 15, 2006)

This supplement amends the Prospectus of the Hartford Select Funds dated March 1, 2006 (as supplemented March 15, 2006). The Prospectus is revised as follows:

THE HARTFORD SELECT MIDCAP GROWTH FUND

Under the heading "The Hartford Select MidCap Growth Fund" on page 3 of the Prospectus, the following paragraphs are inserted before the first full paragraph:

SHAREHOLDER MEETING At a meeting held on August 1-2, 2006, the Board of Directors of The Hartford Mutual Funds, Inc. unanimously approved on behalf of The Hartford Select MidCap Growth Fund (the "Fund"), a sub-advisory agreement (the "Agreement") between Hartford Investment Financial Services, LLC, the Fund's investment adviser, and Hartford Investment Management Company ("Hartford Investment Management"), pursuant to which Hartford Investment Management would serve as sole sub-adviser to the Fund and manage the Fund's assets. Because Hartford Investment Management is an affiliate of the Fund's investment adviser, the Agreement will not take effect unless approved by shareholders of the Fund. The Board also approved the termination of the Fund's sub-advisory agreements with Chartwell Investment Partners, L.P., Goldman Sachs Asset Management, L.P. and Northern Capital Management, LLC, the current sub-advisers to the Fund, subject to the approval of the Agreement by shareholders.

At the meeting, the Board of Directors also approved the solicitation of proxies from Fund shareholders, and called a Special Meeting of Shareholders of the Fund (the "Meeting") to take place on or about November 16, 2006, for the purpose of seeking approval of the proposed Agreement.

A proxy statement containing detailed information concerning the proposal under consideration is expected to be mailed to Fund shareholders in August 2006, and may be obtained at that time by contacting the Hartford Mutual Funds at 500 Bielenberg Drive, Woodbury, Minnesota 55125-4401.

THE HARTFORD SELECT MIDCAP VALUE FUND

Under the heading "The Hartford Select MidCap Value Fund" on page 8 of the Prospectus, the following paragraphs are inserted before the first full paragraph:

SHAREHOLDER MEETING At a meeting held on August 1-2, 2006, the Board of Directors of The Hartford Mutual Funds, Inc. unanimously approved on behalf of The Hartford Select MidCap Value Fund (the "Fund"), a sub-advisory agreement (the "Agreement") between Hartford Investment Financial Services, LLC, the Fund's investment adviser, and Hartford Investment Management Company ("Hartford Investment Management"), pursuant to which Hartford Investment Management would serve as sole sub-adviser to the Fund and manage the Fund's assets. Because Hartford Investment Management is an affiliate of the Fund's investment adviser, the Agreement will not take effect unless approved by shareholders of the Fund. The Board also approved the termination of the Fund's sub-advisory agreements with Artisan Partners Limited Partnership, Cramer Rosenthal McGlynn, LLC and Sterling Capital Management LLC, the current sub-advisers to the Fund, subject to the approval of the Agreement by shareholders.

At the meeting, the Board of Directors also approved the solicitation of proxies from Fund shareholders, and called a Special Meeting of Shareholders of the Fund (the "Meeting") to take place on or about November 16, 2006, for the purpose of seeking approval of the proposed Agreement.

A proxy statement containing detailed information concerning the proposal under consideration is expected to be mailed to Fund shareholders in August 2006, and may be obtained at that time by contacting the Hartford Mutual Funds at 500 Bielenberg Drive, Woodbury, Minnesota 55125-4401.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.


MFSELSFSUP-8-06                        2                             August 2006

                                   SUPPLEMENT
                              DATED AUGUST 23, 2006
    TO THE CLASS A, CLASS B AND CLASS C SHARES PROSPECTUS (THE "PROSPECTUS")
          FOR THE HARTFORD TARGET RETIREMENT FUNDS, DATED MARCH 1, 2006
                        (AS SUPPLEMENTED MARCH 15, 2006)

This supplement amends the Prospectus of The Hartford Target Retirement Funds dated March 1, 2006 (as supplemented March 15, 2006).

MANAGEMENT FEE REDUCTIONS AND EXPENSE CAPS

At a meeting held on August 1-2, 2006, the Board of Directors of The Hartford Mutual Funds, Inc. (the "Company") approved the continuation of the management agreement between the Company and Hartford Investment Financial Services, LLC ("HIFSCO"), the Funds' investment manager, and the sub-advisory agreement between HIFSCO and the Company's sub-adviser, Hartford Investment Management Company. In connection with this approval, HIFSCO agreed to reduce the contractual management fee for certain Funds and to voluntarily implement expense caps with respect to certain Funds. Accordingly, the following changes are being made to the Prospectus:

THE HARTFORD RETIREMENT INCOME FUND

Effective November 1, 2006, HIFSCO has permanently reduced its management fee schedule for this fund. In addition, the current voluntary cap on total annual operating expenses is being lowered. Accordingly, effective November 1, 2006, under the heading "The Hartford Retirement Income Fund, Your Expenses," on page 6 of the Prospectus, the Shareholder Fees and Annual Operating Expenses table and the footnotes attached thereto, as well as the expense examples, are deleted and replaced with the following:

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fund will indirectly bear a pro rata share of fees and expenses incurred by the Underlying Funds in which the fund is invested. The fund's pro rata portion of the cumulative expenses charged by the Underlying Funds is listed in the table below and is calculated as a percentage of the fund's average net assets. The pro rata portion of the cumulative expenses may be higher or lower depending on the allocation of the fund's assets among the Underlying Funds and the actual expenses of the Underlying Funds.

                                                            CLASS A   CLASS B   CLASS C
                                                            -------   -------   -------
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on purchases as a
      percentage of offering price                          5.50%       None      None
   Maximum deferred sales charge (load) (as a percentage
      of purchase price or redemption proceeds, whichever
      is less)                                              None(1)     5.00%     1.00%
   Exchange fees                                            None        None      None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's assets)
   Management fees(2)                                       0.15%       0.15%     0.15%

   Distribution and service (12b-1) fees                    0.25%(3)    1.00%     1.00%
   Other expenses(4)(5)                                     0.18%       0.16%     0.16%
   Underlying Fund fees and expenses                        0.80%       0.80%     0.80%
   Total annual operating expenses (5)(6)                   1.38%(3)    2.11%     2.11%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) Effective November 1, 2006, HIFSCO has permanently reduced its management fee schedule for this fund. Using the most recent fiscal year average net assets, the management fee decreased from 0.20% to 0.15%.

(3) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(4)  Estimated amounts for the current fiscal year.

(5) "Other Expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses that the fund pays. Currently, Hartford Administrative Services Company, the fund's transfer agent, has agreed to waive a portion of the transfer agency fees under a voluntary undertaking to 0.35% of average daily net assets per fiscal year for all classes. This undertaking may be amended or withdrawn at any time.

(6) HIFSCO has voluntarily agreed to limit the total operating expenses, including underlying fund fees and expenses, of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.20%, 1.95% and 1.95%, respectively. This policy may be discontinued at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)   CLASS A   CLASS B   CLASS C
--------------------------   -------   -------   -------
Year 1                         $683      $714      $314
Year 3                         $963      $961      $661

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)   CLASS A   CLASS B   CLASS C
-----------------------------   -------   -------   -------
Year 1                            $683      $214      $214
Year 3                            $963      $661      $661

THE HARTFORD TARGET RETIREMENT 2010 FUND

Effective November 1, 2006, HIFSCO has permanently reduced its management fee schedule for this fund. In addition, the current voluntary cap on total annual operating expenses is being lowered. Accordingly, effective November 1, 2006, under the heading "The Hartford Target Retirement 2010 Fund, Your Expenses," on page 11 of the Prospectus, the Shareholder Fees and Annual Operating Expenses table and the footnotes attached thereto, as well as the expense examples, are deleted and replaced with the following:

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fund will indirectly bear a pro rata share of fees and expenses incurred by the Underlying Funds in which the fund is invested. The fund's pro rata portion of the cumulative expenses charged by the Underlying Funds is listed in the table below and is calculated as a percentage of the fund's average net assets. The pro rata portion of the cumulative expenses may be higher or lower depending on the allocation of the fund's assets among the Underlying Funds and the actual expenses of the Underlying Funds.

                                                            CLASS A   CLASS B   CLASS C
                                                            -------   -------   -------
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on purchases as a
      percentage of offering price                          5.50%       None      None
   Maximum deferred sales charge (load) (as a percentage
      of purchase price or redemption proceeds, whichever
      is less)                                              None(1)     5.00%     1.00%
   Exchange fees                                            None        None      None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's assets)
   Management fees(2)                                       0.15%       0.15%     0.15%
   Distribution and service (12b-1) fees                    0.25%(3)    1.00%     1.00%
   Other expenses(4)(5)                                     0.20%       0.21%     0.21%
   Underlying Fund fees and expenses                        0.86%       0.86%     0.86%
   Total annual operating expenses (5)(6)                   1.46%(3)    2.22%     2.22%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) Effective November 1, 2006, HIFSCO has permanently reduced its management fee schedule for this fund. Using the most recent fiscal year average net assets, the management fee decreased from 0.20% to 0.15%.

(3) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(4)  Estimated amounts for the current fiscal year.

(5) "Other Expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses that the fund pays. Currently, Hartford Administrative Services Company, the fund's transfer agent, has agreed to waive a portion of the transfer agency fees under a voluntary undertaking to 0.35% of average daily net assets per fiscal year for all classes. This undertaking may be amended or withdrawn at any time.

(6) HIFSCO has voluntarily agreed to limit the total operating expenses, including underlying fund fees and expenses, of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.25%, 2.00% and 2.00%, respectively. This policy may be discontinued at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)   CLASS A   CLASS B   CLASS C
--------------------------   -------   -------   -------
Year 1                         $690      $725      $325
Year 3                         $986      $994      $694

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)   CLASS A   CLASS B   CLASS C
-----------------------------   -------   -------   -------
Year 1                            $690      $225     $225
Year 3                            $986      $694     $694

THE HARTFORD TARGET RETIREMENT 2020 FUND

Effective November 1, 2006, HIFSCO has permanently reduced its management fee schedule for this fund. In addition, the current voluntary cap on total annual operating expenses is being lowered. Accordingly, effective November 1, 2006, under the heading "The Hartford Target Retirement 2020 Fund, Your Expenses," on page 16 of the Prospectus, the Shareholder Fees and Annual Operating Expenses table and the footnotes attached thereto, as well as the expense examples, are deleted and replaced with the following:

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fund will indirectly bear a pro rata share of fees and expenses incurred by the Underlying Funds in which the fund is invested. The fund's pro rata portion of the cumulative expenses charged by the Underlying Funds is listed in the table below and is calculated as a percentage of the fund's average net assets. The pro rata portion of the cumulative expenses may be higher or lower depending on the allocation of the fund's assets among the Underlying Funds and the actual expenses of the Underlying Funds.

                                                            CLASS A   CLASS B   CLASS C
                                                            -------   -------   -------
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on purchases as a
      percentage of offering price                          5.50%      None      None
   Maximum deferred sales charge (load) (as a percentage
      of purchase price or redemption proceeds, whichever
      is less)                                              None(1)    5.00%     1.00%
   Exchange fees                                            None       None      None

ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's assets)
   Management fees(2)                                       0.15%      0.15%     0.15%
   Distribution and service (12b-1) fees                    0.25%(3)   1.00%     1.00%
   Other expenses(4)(5)                                     0.21%      0.17%     0.17%
   Underlying Fund fees and expenses                        0.89%      0.89%     0.89%
   Total annual operating expenses (5)(6)                   1.50%(3)   2.21%     2.21%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) Effective November 1, 2006, HIFSCO has permanently reduced its management fee schedule for this fund. Using the most recent fiscal year average net assets, the management fee decreased from 0.20% to 0.15%.

(3) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(4)  Estimated amounts for the current fiscal year.

(5) "Other Expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses that the fund pays. Currently, Hartford Administrative Services Company, the fund's transfer agent, has agreed to waive a portion of the transfer agency fees under a voluntary undertaking to 0.35% of average daily net assets per fiscal year for all classes. This undertaking may be amended or withdrawn at any time.

(6) HIFSCO has voluntarily agreed to limit the total operating expenses, including underlying fund fees and expenses, of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.30%, 2.05% and 2.05%, respectively. This policy may be discontinued at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)   CLASS A   CLASS B   CLASS C
--------------------------   -------   -------   -------
Year 1                         $694      $724      $324
Year 3                         $998      $991      $691

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)   CLASS A   CLASS B   CLASS C
-----------------------------   -------   -------   -------
Year 1                            $694      $224      $224
Year 3                            $998      $691      $691

THE HARTFORD TARGET RETIREMENT 2030 FUND

Effective November 1, 2006, HIFSCO has permanently reduced its management fee schedule for this fund. In addition, the current voluntary cap on total annual operating expenses is being lowered. Accordingly, effective November 1, 2006, under the heading "The Hartford Target Retirement 2030 Fund, Your Expenses," on page 21 of the Prospectus, the Shareholder Fees and Annual Operating Expenses table and the footnotes attached thereto, as well as the expense examples, are deleted and replaced with the following:

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fund will indirectly bear a pro rata share of fees and expenses incurred by the Underlying Funds in which the fund is invested. The fund's pro rata portion of the cumulative expenses charged by the Underlying Funds is listed in the table below and is calculated as a percentage of the fund's average net assets. The pro rata portion of the cumulative expenses may be higher or lower depending on the allocation of the fund's assets among the Underlying Funds and the actual expenses of the Underlying Funds.

                                                            CLASS A   CLASS B   CLASS C
                                                            -------   -------   -------
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on purchases as a
      percentage of offering price                          5.50%       None     None
   Maximum deferred sales charge (load) (as a percentage
      of purchase price or redemption proceeds, whichever
      is less)                                              None(1)     5.00%    1.00%
   Exchange fees                                            None        None     None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's assets)
   Management fees(2)                                       0.15%       0.15%    0.15%
   Distribution and service (12b-1) fees                    0.25%(3)    1.00%    1.00%
   Other expenses(4)(5)                                     0.24%       0.19%    0.19%
   Underlying Fund fees and expenses                        0.95%       0.95%    0.95%
   Total annual operating expenses (5)(6)                   1.59%(3)    2.29%    2.29%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) Effective November 1, 2006, HIFSCO has permanently reduced its management fee schedule for this fund. Using the most recent fiscal year average net assets, the management fee decreased from 0.20% to 0.15%.

(3) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(4)  Estimated amounts for the current fiscal year.

(5) "Other Expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses that the fund pays. Currently, Hartford Administrative Services Company, the fund's transfer agent, has agreed to waive a portion of the transfer agency fees under a voluntary undertaking to 0.35% of average daily net assets per fiscal year for all classes. This undertaking may be amended or withdrawn at any time.

(6) HIFSCO has voluntarily agreed to limit the total operating expenses, including underlying fund fees and expenses, of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.35%, 2.10% and 2.10%, respectively. This policy may be discontinued at any time.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)   CLASS A   CLASS B   CLASS C
--------------------------   -------   -------   -------
Year 1                        $  703    $  732     $332
Year 3                        $1,024    $1,015     $715

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)   CLASS A   CLASS B   CLASS C
-----------------------------   -------   -------   -------
Year 1                           $  703     $232      $232
Year 3                           $1,024     $715      $715

REVISED MANAGEMENT FEE SCHEDULES

As of November 1, 2006, the management fee schedules have been revised for the following Funds: Retirement Income, Target Retirement 2010, Target Retirement 2020 and Target Retirement 2030. Accordingly, effective November 1, 2006, the fee schedule listed on page 52 of the Prospectus, under the heading "Management Fees," is deleted and replaced with the following:

AVERAGE DAILY NET ASSETS   ANNUAL RATE
------------------------   -----------
First $500 million            0.15%
Amount Over $500 million      0.10%

  THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.


MFTARSFSUP-8-06                        7                             August 2006

                                   SUPPLEMENT
                              DATED AUGUST 23, 2006
    TO THE CLASS A, CLASS B AND CLASS C SHARES PROSPECTUS (THE "PROSPECTUS")
        FOR THE HARTFORD TAX-FREE FIXED INCOME FUNDS, DATED MARCH 1, 2006
                        (AS SUPPLEMENTED MARCH 15, 2006)

This supplement amends the Prospectus of The Hartford Tax-Free Fixed Income Funds dated March 1, 2006 (as supplemented March 15, 2006).

MANAGEMENT FEE WAIVERS AND EXPENSE CAPS

At a meeting held on August 1-2, 2006, the Boards of Directors of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. (the "Companies") approved the continuation of the management agreements between the Companies and Hartford Investment Financial Services, LLC ("HIFSCO"), the Funds' investment manager, and the sub-advisory agreements between HIFSCO and the Companies' sub-advisers. In connection with this approval, HIFSCO agreed to voluntarily waive a portion of its management fees and implement expense caps with respect to certain Funds. Accordingly, the following changes are being made to the
Prospectus:

THE HARTFORD TAX-FREE CALIFORNIA FUND

As of November 1, 2006, a permanent annual operating expense cap is being put in place for the fund. In addition, the voluntary cap on total annual operating expenses in place for the fund is being lowered. Accordingly, as of November 1, 2006, under the heading "The Hartford Tax-Free California Fund, Your Expenses," on page 7 of the Prospectus, footnote 4 to the Shareholder Fees and Annual Operating Expenses table is deleted and replaced with the following:

(4) HIFSCO has agreed to limit permanently the total annual operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.00%, 1.75% and 1.75%, respectively. In addition HIFSCO has voluntarily agreed to limit the total annual operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 0.85%, 1.60% and 1.60%, respectively. This policy may be discontinued at any time.

THE HARTFORD TAX-FREE MINNESOTA FUND

As of November 1, 2006, a permanent annual operating expense cap is being put in place for the fund. In addition, the voluntary cap on total annual operating expenses in place for the fund is being continued. Accordingly, as of November 1, 2006, under the heading "The Hartford Tax-Free Minnesota Fund, Your Expenses," on page 11 of the Prospectus, footnote 4 to the Shareholder Fees and Annual Operating Expenses table is deleted and replaced with the following:

(4) Effective November 1, 2006, HIFSCO has agreed to limit permanently the total annual operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.00%, 1.75% and 1.75%, respectively. In addition HIFSCO has voluntarily agreed to limit the total annual operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 0.85%, 1.60% and 1.60%, respectively. This policy may be discontinued at any time.

As of November 1, 2006, a voluntary management fee waiver is in place for the fund. Accordingly, on the same page, a footnote anchor is added to the line items "Management fees" and "Total annual operating expenses" and the following footnote 5 is added to the Shareholder Fees and Annual Operating Expenses table:

(5) Effective November 1, 2006, HIFSCO has voluntarily agreed to waive a portion of its management fees until October 31, 2007. While such waiver is in effect, using the most recent fiscal year average net assets, the management fee is 0.57% and, assuming "Other Expenses" remain as set forth in the table above, the total annual operating expenses you may pay if you buy and hold Class A, Class B or Class C shares of the fund are 1.11%, 1.87% and 1.88%, respectively.

THE HARTFORD TAX-FREE NATIONAL FUND

As of November 1, 2006, a permanent annual operating expense cap is being put in place for the fund. In addition, the voluntary cap on total annual operating expenses in place for the fund is being lowered. Accordingly, as of November 1, 2006, under the heading "The Hartford Tax-Free National Fund, Your Expenses," on page 15 of the Prospectus, footnote 4 to the Shareholder Fees and Annual Operating Expenses table is deleted and replaced with the following:

(4) Effective November 1, 2006, HIFSCO has agreed to limit permanently the total annual operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.00%, 1.75% and 1.75%, respectively. In addition, HIFSCO has voluntarily agreed to limit the total annual operating expenses of the Class A, Class B, and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 0.85%, 1.60% and 1.60%, respectively. This policy may be discontinued at any time.

As of November 1, 2006, a voluntary management fee waiver is in place for the fund. Accordingly, on the same page, a footnote anchor is added to the line items "Management fees" and "Total annual operating expenses" and the following footnote 5 is added to the Shareholder Fees and Annual Operating Expenses table:

(5) Effective November 1, 2006, HIFSCO has voluntarily agreed to waive a portion of its management fees until October 31, 2007. While such waiver is in effect, using the most recent fiscal year average net assets, the management fee is 0.60% and assuming "Other Expenses" remain as set forth in the table above, the total annual operating expenses you may pay if you buy and hold Class A, Class B or Class C shares of the fund are 1.11%, 1.88% and 1.84%, respectively.

THE HARTFORD TAX-FREE NEW YORK FUND

As of November 1, 2006, a permanent annual operating expense cap is being put in place for the fund. In addition, the voluntary cap on total annual operating expenses in place for the fund is being continued. Accordingly, as of November 1, 2006, under the heading "The Hartford Tax-Free New York Fund, Your

Expenses," on page 20 of the Prospectus, footnote 4 to the Shareholder Fees and Annual Operating Expenses table is deleted and replaced with the following:

(4) HIFSCO has agreed to limit permanently the total annual operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.00%, 1.75% and 1.75%, respectively. In addition HIFSCO has voluntarily agreed to limit the total annual operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 0.85%, 1.60% and 1.60%, respectively. This policy may be discontinued at any time.

MANAGEMENT FEE WAIVERS FOR CERTAIN FUNDS

As of November 1, 2006, management fee waivers have been put in place for The Hartford Tax-Free Minnesota Fund and The Hartford Tax-Free National Fund. Accordingly, effective November 1, 2006, the fee schedules for The Hartford Tax-Free Minnesota Fund and The Hartford Tax-Free National Fund listed on page 25 of the Prospectus, under the heading "Management Fees," are deleted and replaced with the following:

TAX-FREE NATIONAL FUND (1)

AVERAGE DAILY NET ASSETS   ANNUAL RATE
------------------------   -----------
First $50 million             0.80%
Next $4.95 billion            0.70%
Next $5 billion               0.68%
Amount Over $10 billion       0.67%

(1) Effective November 1, 2006, HIFSCO has voluntarily agreed to waive 0.15% of the management fees until October 31, 2007.

TAX-FREE MINNESOTA FUND (2)

AVERAGE DAILY NET ASSETS   ANNUAL RATE
------------------------   -----------
First $50 million             0.72%
Next $4.95 billion            0.70%
Next $5 billion               0.68%
Amount Over $10 billion       0.67%

(2) Effective November 1, 2006, HIFSCO has voluntarily agreed to waive 0.15% of the management fees until October 31, 2007.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.


MFTXFRSFSUP-8-06                       3                             August 2006